Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Before Income/(Loss) Tax Expenses

The Company had minimal operations in jurisdictions other than the mainland China. Income/(loss) before income tax expense consists of:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Mainland China	2,328,917	1,724,835	1,813,055	255,364
Non-Mainland China	(151,759)	38,011	184,509	25,987
	2,177,158	1,762,846	1,997,564	281,351

Income Tax Expense

The income tax expense/(benefit) is comprised of:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Current	185,194	86,560	122,118	17,200
Deferred	(151,188)	(148,340)	(49,963)	(7,037)
	34,006	(61,780)	72,155	10,163

Reconciliation of Income Tax Expense

The reconciliation of income tax expense/(benefit) for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Income before income tax expense	2,177,158	1,762,846	1,997,564	281,351
Income tax expense computed at Mainland China statutory tax rates (25%)	544,290	440,713	499,391	70,338
Non-deductible expenses	28,725	60,268	44,435	6,259
Research and development expenses super-deduction	(185,801)	(234,179)	(220,773)	(31,095)
Change in valuation allowances	50,473	21,338	(3,674)	(518)
Outside basis difference	(1,111)	(5,652)	5,327	750
Effect of international tax rate difference	37,940	(16,835)	(45,900)	(6,465)
Effect of preferential tax rate	(552,567)	(267,490)	(276,110)	(38,889)
Effect of withholding tax on dividend	164,946	(1,667)	99,122	13,961
Other adjustments (Note)	(52,889)	(58,276)	(29,663)	(4,178)
Income tax expense/(benefit)	34,006	(61,780)	72,155	10,163

Note: This amount mainly represents tax adjustments relating to share-based compensation exercised in 2020,2021 and 2022, which can be recognized in calculating income tax expense when realized at the completion of the Company’s tax returns, in 2021,2022 and 2023, respectively.
Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
	(in thousands)
Deferred tax assets
Allowance for doubtful accounts	37,092	31,586	4,449
Accrued staff cost and expenses	134,799	108,733	15,315
Deferred revenue	11,570	12,525	1,764
Tax losses	497,871	446,091	62,831
VAT refund	4,840	8,308	1,170
Less: Valuation allowances	(420,566)	(311,645)	(43,895)
Total deferred tax assets	265,606	295,598	41,634

Deferred tax liabilities
Identifiable intangible assets arising from acquisition	41,350	30,239	4,259
Intangible assets and internally-developed software	21,181	12,721	1,792
Outside basis difference and others	428,474	433,801	61,100
Withholding income tax	26,921	21,194	2,984
Total deferred tax liabilities	517,926	497,955	70,135

Movement of Valuation Allowance	Movement of valuation allowance is as follow:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Valuation allowance
Balance at beginning of the year	(402,197)	(452,670)	(420,566)	(59,235)
Additions	(93,165)	(48,944)	(26,623)	(3,750)
Reversal and write off (Note)	42,692	81,048	135,544	19,090
Balance at ending of the year	(452,670)	(420,566)	(311,645)	(43,895)

Note: It mainly represents valuation allowances written off due to the expiration of unused tax losses.